Risk Management Activities - Impact of Hedged Items Designated in Hedging Relationships on OCI and Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total gains (losses) included in earnings before income taxes	$ 51	$ (694)	$ (255)
Losses recognized in other comprehensive loss	75	126	(8)
Location of (gain) loss reclassified from OCI	0	0	0
Commodity Contracts
Disclosure of detailed information about hedging instruments [line items]
Total gains (losses) included in earnings before income taxes	51	(747)	(268)
Commodity Contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	83	124	(13)
Location of (gain) loss reclassified from OCI	0	0	0
Foreign Exchange Forwards On Project Hedges
Disclosure of detailed information about hedging instruments [line items]
Total gains (losses) included in earnings before income taxes			0
Foreign Exchange Forwards On Project Hedges | Property Plants And Equipment
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss			1
Location of (gain) loss reclassified from OCI			0
Forward Starting Interest Rate Swaps
Disclosure of detailed information about hedging instruments [line items]
Total gains (losses) included in earnings before income taxes	0	53	13
Forward Starting Interest Rate Swaps | Interest Expense1
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	(8)	2	4
Location of (gain) loss reclassified from OCI	$ 0	$ 0	$ 0